Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,
	2025	2024
Raw materials	$3,682,637	$2,620,813
Finished goods	2,964,114	3,299,796
Work in process	17,458,608	11,735,123
Others	4,862	4,658
Total	$24,110,221	$17,660,390